Capital Management	6 Months Ended
Apr. 30, 2020
Text Block [Abstract]
Capital Management
Note
8
: Capital Management
Our objective is to maintain a strong capital position in a cost-effective structure that: is appropriate given our target regulatory capital ratios and internal assessment of required economic capital; underpins our operating groups’ business strategies; supports depositor, investor and regulator confidence, while building long-term shareholder value; and is consistent with our target credit ratings.
As at April 30, 2020, we met OSFI’s target capital ratio requirements, which include a 2.5% Capital Conservation Buffer, a 1.0%
Common Equity Surcharge for Domestic Systemically Important Banks
(“D-SIBs”),
a Countercyclical Buffer and
a 1.0%
Domestic Stability Buffer applicable to
D-SIBs.
Our capital position as at April 30, 2020 is detailed in the Capital Management section on pages 15 through 18 of our interim Management’s Discussion and Analysis.